Restatement of Previously Issued Financial Statements - Summary of the Impact of the Revision on the Company's Financial Statements is Reflected (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Oct. 05, 2020	Jul. 28, 2020
Balance Sheet (Unaudited)
Additional paid-in capital					$ 0
Accumulated deficit		$ (34,453,825)			(57,889,751)		$ (34,453,825)
Total Shareholders' Deficit	$ (19,995)	$ (34,452,825)	$ (40,819,646)	$ (38,574,697)	$ (57,888,751)	$ (40,819,646)	$ (34,452,825)		$ 0
Common Class A [Member]
Balance Sheet (Unaudited)
Class A ordinary shares subject to possible redemption		40,000,000			40,000,000		40,000,000
Class A ordinary shares
Statement of Operations (Unaudited)
Basic and diluted weighted average shares outstanding, Class A redeemable ordinary shares subject to possible redemption	0	40,000,000			22,451,613		40,000,000
Basic and diluted net income (loss) per share, Class A redeemable ordinary shares subject to possible redemption	$ 0	$ 0.13			$ (0.62)		$ 0.47
Common Class B [Member]
Balance Sheet (Unaudited)
Class A ordinary shares		$ 1,000			$ 1,000		$ 1,000
Statement of Operations (Unaudited)
Basic and diluted weighted average shares outstanding, Class A redeemable ordinary shares subject to possible redemption	10,000,000	10,000,000			10,000,000		10,000,000
Basic and diluted net income (loss) per share, Class A redeemable ordinary shares subject to possible redemption	$ 0.00	$ 0.13			$ (0.62)		$ 0.47
As Previously Reported [Member]
Balance Sheet (Unaudited)
Additional paid-in capital			7,990,550	5,745,622	$ 25,059,489	7,990,550		$ 6,002,800
Accumulated deficit			(2,992,004)	(747,055)	(20,061,109)	(2,992,004)		(1,004,379)
Total Shareholders' Deficit			5,000,004	5,000,003	5,000,009	$ 5,000,004		$ 5,000,009
Statement of Cash Flows for the Period from October 5, 2020 (IPO) through December 31, 2021 (audited)
Initial classification of Class A ordinary shares subject to possible redemption					356,167,970
Change In Value Of Class A Ordinary Shares Subject To Possible Redemption			$ 17,069,110	$ 19,314,060	$ (19,056,730)
As Previously Reported [Member] | Common Class A [Member]
Balance Sheet (Unaudited)
Class A ordinary shares subject to possible redemption			354,180,350	356,425,300	337,111,240	354,180,350		356,167,970
Class A ordinary shares			$ 458	$ 436	$ 629	$ 458		$ 438
Statement of Operations (Unaudited)
Basic and diluted weighted average shares outstanding, Class A redeemable ordinary shares subject to possible redemption			40,000,000	40,000,000	40,000,000	40,000,000
Basic and diluted net income (loss) per share, Class A redeemable ordinary shares subject to possible redemption					$ 0
As Previously Reported [Member] | Common Class B [Member]
Statement of Operations (Unaudited)
Basic and diluted weighted average shares outstanding, Class A redeemable ordinary shares subject to possible redemption			10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net income (loss) per share, Class A redeemable ordinary shares subject to possible redemption			$ (0.23)	$ 1.92	$ (2.01)	$ 1.70
Adjustment [Member]
Balance Sheet (Unaudited)
Additional paid-in capital			$ (7,990,550)	$ (5,745,622)	$ (25,059,489)	$ (7,990,550)		(6,002,800)
Accumulated deficit			(37,828,642)	(37,828,642)	(37,828,642)	(37,828,642)		(37,828,792)
Total Shareholders' Deficit			(45,819,650)	(43,574,700)	(62,888,760)	$ (45,819,650)		$ (43,832,030)
Statement of Cash Flows for the Period from October 5, 2020 (IPO) through December 31, 2021 (audited)
Initial classification of Class A ordinary shares subject to possible redemption					(356,167,970)
Change In Value Of Class A Ordinary Shares Subject To Possible Redemption			$ (17,069,110)	$ (19,314,060)	$ 19,056,730
Adjustment [Member] | Common Class A [Member]
Balance Sheet (Unaudited)
Class A ordinary shares subject to possible redemption			45,819,650	43,574,700	62,888,760	45,819,650		43,832,030
Class A ordinary shares			$ (458)	$ (436)	$ (629)	$ (458)		$ (438)
Statement of Operations (Unaudited)
Basic and diluted weighted average shares outstanding, Class A redeemable ordinary shares subject to possible redemption					(17,548,387)
Basic and diluted net income (loss) per share, Class A redeemable ordinary shares subject to possible redemption			$ (0.04)	$ 0.39	$ (0.62)	$ 0.34
Adjustment [Member] | Common Class B [Member]
Statement of Operations (Unaudited)
Basic and diluted weighted average shares outstanding, Class A redeemable ordinary shares subject to possible redemption					0
Basic and diluted net income (loss) per share, Class A redeemable ordinary shares subject to possible redemption			$ 0.19	$ (1.53)	$ 1.39	$ (1.36)
As Restated [Member]
Balance Sheet (Unaudited)
Additional paid-in capital					$ 0			0
Accumulated deficit			$ (40,820,646)	$ (38,575,697)	(57,889,751)	$ (40,820,646)		(38,833,171)
Total Shareholders' Deficit			$ (40,819,646)	$ (38,574,697)	(57,888,751)	$ (40,819,646)		$ (38,832,021)
Statement of Cash Flows for the Period from October 5, 2020 (IPO) through December 31, 2021 (audited)
Initial classification of Class A ordinary shares subject to possible redemption					0
Change In Value Of Class A Ordinary Shares Subject To Possible Redemption					$ 0
As Restated [Member] | Common Class A [Member]
Balance Sheet (Unaudited)
Class A ordinary shares subject to possible redemption			400,000,000	400,000,000	400,000,000	400,000,000		400,000,000
Class A ordinary shares					$ 0			$ 0
Statement of Operations (Unaudited)
Basic and diluted weighted average shares outstanding, Class A redeemable ordinary shares subject to possible redemption			40,000,000	40,000,000	22,451,613	40,000,000
Basic and diluted net income (loss) per share, Class A redeemable ordinary shares subject to possible redemption			$ (0.04)	$ 0.39	$ (0.62)	$ 0.34
As Restated [Member] | Common Class B [Member]
Statement of Operations (Unaudited)
Basic and diluted weighted average shares outstanding, Class A redeemable ordinary shares subject to possible redemption			10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net income (loss) per share, Class A redeemable ordinary shares subject to possible redemption			$ (0.04)	$ 0.39	$ (0.62)	$ 0.34